Future Minimum Lease Payments to be Received Under Financing Leases and Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing leases
2014	¥ 109,408
2015	82,900
2016	51,963
2017	25,423
2018	8,427
Thereafter	500
Total minimum lease payments receivable	278,621	231,221
Operating leases
2014	7,639
2015	4,154
2016	2,148
2017	1,070
2018	309
Thereafter	419
Operating Leases, Future Minimum Payments Receivable, Total	¥ 15,739